7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 26, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:     Voya Partners, Inc.

   SEC File Nos. 333-32575; 811-08319

Ladies and Gentlemen:

On behalf of Voya Partners, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 11, 2019, to the Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Prospectuses, each dated May 1, 2018, for VY® Templeton Foreign Equity Portfolio.

The purpose of the filing is to submit the 497(e) filing dated February 11, 2019 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

________________________________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:   Huey P. Falgout, Jr., Esq.

 Voya Investments, LLC

 Elizabeth J. Reza

 Ropes & Gray LLP